SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,272,076	$ 3,010,372	$ 2,928,342
Less: Accumulated depreciation	(1,627,465)	(1,330,697)	(956,549)
Property and equipment, net	1,644,611	1,679,675	1,971,793
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	457,928	451,381	426,836
Office Furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	62,393	80,612	82,549
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	30,914	25,899	20,607
Machinery [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,566,078	1,314,902	1,241,778
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,142,626	1,125,581	1,139,087
Property, Plant and Equipment, Other Types [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 12,137	$ 11,997	$ 17,485